Cash flow from operations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flow from operations
Earnings/(loss) before interest and tax (EBIT/(LBIT))	R (27,305)	R 21,520	R 61,417
Adjusted for
share of profits of equity accounted investments	(1,758)	(2,623)	(3,128)
equity-settled share-based payment	986	1,033	1,164
depreciation and amortisation	15,644	16,491	14,073
effect of remeasurement items	75,414	33,898	(9,903)
movement in long-term provisions
income statement charge	(651)	(718)	643
utilisation	(459)	(811)	(310)
movement in short-term provisions	280	(261)	(2,182)
movement in post-retirement benefits	373	381	443
translation effects	673	(1,821)	(886)
write-down of inventories to net realisable value	370	948	451
movement in financial assets and liabilities	(4,588)	(6,708)	2,760
movement in other receivables and payables	(1,119)	(5,205)	3,223
other non-cash movements	(698)	463	(91)
Cash flow from operations	57,162	R 56,587	R 67,674
Deferred income non-cash movement	R (627)